Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($)	12 Months Ended
	May 31, 2016	May 31, 2015	May 31, 2014
Statement of Comprehensive Income [Abstract]
Unrealized gain on available-for-sale securities, tax effect